Intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
8.
Intangible assets

	Internally generated technology– completed	Internally generated technology– in progress	Software licenses	Acquired technology assets	Customer relationships	Brand	Regulatory licenses	Total
Cost
Balance, December 31, 2022	29,533	7,147	3,973	21,000	8,900	1,000	6,800	78,353
Additions	—	3,206	—	—	—	—	—	3,206
Impairment	—	—	(10)	—	—	—	—	(10)
Disposals	(13,597)	—	(3,444)	—	—	—	—	(17,041)
Transfers	8,810	(8,810)	—	—	—	—	—	—
Effects of movement in exchange rate	—	—	(32)	—	—	—	—	(32)
Balance, December 31, 2023	24,746	1,543	487	21,000	8,900	1,000	6,800	64,476
Additions	—	3,175	—	—	—	—	—	3,175
Impairment	—	(597)	—	—	—	—	—	(597)
Transfers	2,034	(2,034)	—	—	—	—	—	—
Effects of movement in exchange rate	—	—	11	—	—	—	—	11
Balance, December 31, 2024	26,780	2,087	498	21,000	8,900	1,000	6,800	67,065

Accumulated amortization
Balance, December 31, 2022	24,350	—	3,612	3,822	2,493	—	2,247	36,524
Amortization	3,797	—	105	2,100	1,065	—	1,360	8,427
Disposals	(13,597)	—	(3,444)	—	—	—	—	(17,041)
Effects of movement in exchange rate	(24)		28					4
Balance, December 31, 2023	14,526	—	301	5,922	3,558	—	3,607	27,914
Amortization	3,440	—	100	2,100	1,064	—	1,360	8,064
Effects of movement in exchange rate	—	—	7	—	—	—	—	7
Balance, December 31, 2024	17,966	—	408	8,022	4,622	—	4,967	35,985

Net book value
Balance, December 31, 2023	10,220	1,543	186	15,078	5,342	1,000	3,193	36,562
Balance, December 31, 2024	8,814	2,087	90	12,978	4,278	1,000	1,833	31,080

Amortization of intangible assets of $8,064 for the year ended December 31, 2024 (December 31, 2023 – $8,427) is included in depreciation and amortization in the consolidated statements of operations and comprehensive income (loss).

Impairment charges of $597 were recognized in other non-operating expense for the year ended December 31, 2024 (December 31, 2023 – $10). These charges related to discontinued projects and were therefore impaired during the year.